Consolidated income statement of Aegon N.V. - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Statement [LineItems]
Premium income	€ 15,444	€ 16,099		€ 18,138
Investment income	6,967	7,149		7,531
Fee and commission income	2,785	2,405		2,523
Other revenues	13	4		6
Total revenues	25,209	25,657		28,197
Income from reinsurance ceded	4,289	3,965		3,586
Results from financial transactions	24,270	21,397		35,386
Other income	77	68		200
Total result	53,845	51,087		67,370
Premiums paid to reinsurers	3,518	2,703		2,434
Policyholder claims and benefits	41,852	42,006		56,856
Profit sharing and rebates	14	8		17
Commissions and expenses	5,984	5,983		6,153
Impairment charges / (reversals)	15	391		169
Interest charges and related fees	335	505		513
Other charges	104	150		1
Total charges	51,822	51,746		66,142
Result before share in profit / (loss) of joint ventures, associates and tax	2,024	(659)		1,228
Share in profit / (loss) of joint ventures	265	184		214
Share in profit / (loss) of associates	112	111		12
Result before tax	2,400	(364)		1,453
Income tax (expense)/benefit	(371)	229		(217)
Net result	2,029	(135)	[1]	1,236
Net result attributable to:
Owners of Aegon N.V.	1,980	(146)		1,235
Non-controlling interests	€ 50	€ 11		€ 0
Earnings per share (EUR per share)
Basic earnings per common	€ 0.94	€ (0.09)		€ 0.56
Diluted earnings per common	€ 0.94	€ (0.09)		€ 0.56
Owners of Aegon N.V	€ 1,980	€ (146)		€ 1,235
Common share B [member]
Earnings per share (EUR per share)
Basic earnings per common	€ 0.02	€ 0		€ 0.01
Diluted earnings per common	€ 0.02	€ 0		€ 0.01
Aegon N.V [member]
Statement [LineItems]
Investment income	€ 13	€ 10
Total revenues	13	10
Results from financial transactions	3	2
Total result	16	12
Commissions and expenses	80	71
Interest charges and related fees	129	126
Total charges	210	197
Result before tax	(193)	(185)
Income tax (expense)/benefit	(54)	(39)
Net result	(139)	(146)		€ (141)
Net result attributable to:
Owners of Aegon N.V.	1,980	(146)		1,235
Net result group companies	2,119	0		1,376
Earnings per share (EUR per share)
Owners of Aegon N.V	€ 1,980	€ (146)		€ 1,235

[1]	Comparative amounts have been updated to reflect revised disclosure on the change in ownership non-controlling interest.